Voya Solution Conservative Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			7.85%	2.46%	4.26%
Performance Inception Date		Apr. 30, 2010
Class ADV | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class ADV | S&P Target Risk® Conservative Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.74%	3.60%	5.30%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			8.33%	2.97%	4.77%
Performance Inception Date		Apr. 30, 2010
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class I | S&P Target Risk® Conservative Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.74%	3.60%	5.30%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			8.38%	2.98%	4.79%
Performance Inception Date		May 02, 2016
Class R6 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class R6 | S&P Target Risk® Conservative Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.74%	3.60%	5.30%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			8.12%	2.70%	4.52%
Performance Inception Date		Apr. 30, 2010
Class S | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class S | S&P Target Risk® Conservative Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.74%	3.60%	5.30%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			7.99%	2.56%	4.38%
Performance Inception Date		Apr. 30, 2010
Class S2 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class S2 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class S2 | S&P Target Risk® Conservative Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		11.74%	3.60%	5.30%

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.